Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Tax-Advantaged Income Portfolio is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Tax-Advantaged Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000